Cover	Jul. 19, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity File Number	001-40457
Entity Registrant Name	PSQ Holdings, Inc.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	805-3588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	PSQH WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Colombier Acquisition Corp.
Entity Address, Address Line Two	214 Brazilian Avenue
Entity Address, Address Line Three	Suite 200-J
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480